            As filed with the U.S. Securities and Exchange Commission
                              on February 12, 1999


                        Securities Act File No. 333-08459
                    Investment Company Act File No. 811-07715

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                         Pre-Effective Amendment No.                   [ ]


                       Post-Effective Amendment No. 4                  [x]


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                             [x]


                               Amendment No. 5                          [x]


                        (Check appropriate box or boxes)

             Warburg, Pincus Global Post-Venture Capital Fund, Inc.

               (Exact Name of Registrant as Specified in Charter)

                  466 Lexington Avenue
                  New York, New York                 10017-3147

       (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                                Janna Manes, Esq.

             Warburg, Pincus Global Post-Venture Capital Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher

                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate date of Proposed Public Offering: February  22, 1999


It is proposed that this filing will become effective (check appropriate box):


[ ]     immediately upon filing pursuant to paragraph (b)


[x]     on February 22, 1999 pursuant to paragraph (b)



[ ]     60 days after filing pursuant to paragraph (a)(1)


[ ]     on (date) pursuant to paragraph (a)(1)

[ ]     75 days after filing pursuant to paragraph (a)(2)

[ ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


         [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 3 filed on December 17, 1998.

                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

Exhibit No.                         Description of Exhibit
          a(1)                     Articles of Incorporation.(1)
          (2)                      Articles Supplementary.(2)
          (3)                      Articles of Amendment.(2)

          b(1)                     By-Laws.(1)

          (2)                      Amendment to By-Laws.(3)

          c                        Forms of Stock Certificates.(1)

          d(1)                     Form of Investment Advisory Agreement.(1)
          (2)                      Form of Sub-Investment Advisory Agreement.(2)
          (3)                      Form of Sub-Investment Advisory Agreement.(2)

          e                        Form of Distribution Agreement.(2)

          f                        Not applicable.

          g(1)                     Form of Custodian Agreement with PNC Bank, National Association.(4)
          (2)                      Form of Custodian Agreement with State Street Bank & Trust Company.(5)

----------------------------------------------------
1 Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on July 19, 1996 (Securities Act file No. 333-08459).

2 Incorporated by reference to Post-Effective No. 1 to Registrant's Registration Statement on Form N-1A, filed on February 21, 1997.

3 Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on February 23, 1998.

4 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

5 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of the Warburg, Pincus Managed EAFE(R) Countries Fund, Inc. filed on November 5, 1997 (Securities Act File No. 333-39611.

          h(1)                     Form of Transfer Agency and Service Agreement with State Street Bank & Trust
                                    Company.(4)
          (2)                      Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(1)
          (3)                      Form of Co-Administration Agreement with PFPC Inc.(1)

          i(1)                     Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.(6)

          (2)                      Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.(7)

          j                        Consent of PricewaterhouseCoopers LLP, Independent Accountants.(6)

          k                        Not applicable.

          l                        Form of Purchase Agreement.(1)

          m(1)                     Form of Shareholder Servicing and
                                    Distribution Plan.(5)
          (2)                      Form of Distribution Plan.(5)

          n                        Financial Data Schedule - Common Shares.(6)

          o                        Amended Rule 18F-3 Plan. (8)


------------------------------------
6        To be filed by amendment.

7 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 20, 1996.


8 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998 (Securities Act File No. 33-11075).

 Item 24.        Persons Controlled by or Under Common Control
                  with Registrant

         From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.






Item 25. Indemnification

Registrant and officers and directors of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on February 21, 1997.

Item  26.        Business and Other Connections of Investment Adviser

                  Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to the Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

         Abbott Capital Management, L.L.C. ("Abbott") act as sub-investment adviser for the Registrant. Abbott renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of Abbott, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to schedules A and D of Form ADV filed by Abbott (SEC File No. 801-27914).

Item  27.        Principal Underwriter

                  (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                  (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                  (c) None.

Item  28.        Location of Accounts and Records

                  (1)      Warburg, Pincus Global Post-Venture
                           Capital Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (Fund's Articles of Incorporation, By-Laws and minute books)

                  (2)      Warburg Pincus Asset Management, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as
                           investment adviser)

                  (3)      PFPC Inc.
                           400 Bellevue Parkway

                           Wilmington, Delaware  19809
                           (records relating to its functions as
                           Co-administrator)

                  (4)      Counsellors Funds Service, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as
                           Co-administrator)

                  (5)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts  02110
                           (records relating to its functions as custodian, transfer agent and dividend disbursing agent)

                  (6)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as transfer agent and dividend disbursing agent)


                  (7)      PNC Bank, National Association
                           Mutual Fund Custody Services
                           200 Stevens Drive
                           Suite 440
                           Lester, Pennsylvania 19113
                           (records relating to its functions as custodian)


                  (8)      Counsellors Securities Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as distributor)

                  (9)      Abbott Capital Management, L.L.C.
                           1330 Avenue of the Americas
                           New York, New York 10019
                           (records relating to its functions as sub-investment adviser)

ITEM 29.        Management Services

                  Not applicable.

Item 30.        Undertakings.

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of February, 1999.


                                    WARBURG, PINCUS GLOBAL POST-VENTURE
                                    CAPITAL FUND, INC.

                                    By:/s/Eugene L. Podsiadlo
                                        Eugene L. Podsiadlo
                                        President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                Title                      Date


/s/John L. Furth                    Chief Executive           February 12, 1999
   John L. Furth                    Officer and Director



/s/Eugene L. Podsiadlo              President                 February 12, 1999
   Eugene L. Podsiadlo




/s/Howard Conroy                    Vice President and        February 12, 1999
   Howard Conroy                    Chief Financial
                                    Officer




/s/Daniel S. Madden                 Treasurer and Chief       February 12, 1999
   Daniel S. Madden                 Accounting Officer



/s/Richard N. Cooper                Director                  February 12, 1999
   Richard N. Cooper




/s/Jack W. Fritz                    Director                  February 12, 1999
   Jack W. Fritz




/s/Jeffrey E. Garten                Director                  February 12, 1999
   Jeffrey E. Garten




/s/Thomas A. Melfe                  Director                  February 12, 1999
   Thomas A. Melfe





/s/Arnold M. Reichman               Director                  February 12, 1999
   Arnold M. Reichman


/s/Alexander B. Trowbridge          Director                  February 12, 1999
   Alexander B. Trowbridge